Reconciliation of Financial Statements To Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliations of Change in Net Assets Available for Benefits
The following are reconciliations of the change in net assets available for benefits between the financial statements and Form 5500 for the years ended December 31, 2025 and 2024:

	2025	2024
Change in net assets available for benefits, financial statements	$641,157,447	$433,528,579
Difference between fair value and contract value of fully benefit-responsive investments:
Beginning of year	1,346,931	-0	-
End of year	5,531,024	(1,346,931)

Change in Net Assets Available for Benefits, Form 5500	$648,035,402	$432,181,648

EBP 001 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliations of Net Assets Available for Benefits
The following are reconciliations of net assets available for benefits between the financial statements and Form 5500 as of December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits, financial statements	$5,612,760,257	$4,971,602,810
Fully benefit-responsive investments:
At contract value	(343,624,190)	(308,569,979)
At fair value	349,155,214	307,223,048

Net Assets Available for Benefits, Form 5500	$5,618,291,281	$4,970,255,879